EQUITY - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions								1 Months Ended	12 Months Ended
		Dec. 31, 2017	Oct. 26, 2017	Sep. 26, 2017	Sep. 25, 2017	Nov. 30, 2016	Jun. 20, 2016	Dec. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Dividends recognised as distributions to owners											$ 12
Increase (decrease) in dividends recognised as distributions to owners per share (in dollars per share)									$ 6.19
Dividends recognised as distributions to owners per share (in dollars per share)									$ 0.25
Issue of equity	[1]								$ 621		384
Decrease through other distributions to owners, equity									561	[1]	70		$ 657
Proceeds from issuing shares									$ 621		634		0
Weighted average number of ordinary shares outstanding (in shares)									55,500,000
Net loss attributable to limited partnership unitholders	[2]								$ (58)		$ 3		$ 0
Limited Partners
Number of shares issued (in shares)		66,185,798						51,845,298	66,185,798		51,845,298		0
Issue of equity	[1]								$ 421		$ 192
Decrease through other distributions to owners, equity									$ 15	[1]	$ 6
Weighted average number of ordinary shares outstanding (in shares)									55,500,000		44,300,000
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners									$ 31
Number of shares issued (in shares)		63,095,497						56,150,497	63,095,497		56,150,497		0
Weighted average number of ordinary shares outstanding (in shares)									58,000,000		48,600,000
Brookfield Asset Management Inc.
Number of shares issued (in shares)		4						4	4		4		0
Decrease through other distributions to owners, equity											$ 18		$ 404
Stock issued (in shares)				13,340,000				8,000,000
Shares issued (in dollars per share)				$ 30				$ 25			$ 25
Share issue related cost				$ 8				$ 8
Proceeds from issuing shares				$ 400				$ 200
Proportion of ownership interest in subsidiary		68.00%	68.00%	69.00%	75.00%	79.00%	79.00%	75.00%
Weighted average number of ordinary shares outstanding (in shares)									4		4
Special Limited Partners
Number of shares issued (in shares)		4						4	4		4
Weighted average number of ordinary shares outstanding (in shares)									0		0
Associates | Holding LP
Number of shares issued (in shares)		63,000,000							63,000,000
Issue of equity				$ 200
Stock issued (in shares)				6,945,000				8,000,000
Proceeds from issuing shares								$ 192
Preferred shareholder's capital | Brookfield Asset Management Inc.
Number of shares issued (in shares)		200,002						200,002	200,002		200,002
Issued on spin-off | Limited Partners
Stock issued (in shares)									0		33,845,298
Issued on spin-off | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Stock issued (in shares)									0		48,150,497
Issued on spin-off | Brookfield Asset Management Inc.
Issue of equity							$ 250
Stock issued (in shares)									0		4
Issued on spin-off | Special Limited Partners
Number of shares issued (in shares)								4			4		0
Stock issued (in shares)									0		4
Issued on spin-off | Preferred shareholder's capital | Brookfield Asset Management Inc.
Number of shares issued (in shares)								200,002			200,002		0
Issue of equity							$ 15
Stock issued (in shares)									0		200,002
Over-Allotment Option
Stock issued (in shares)			1,000,500
Shares issued (in dollars per share)			$ 30
Share issue related cost			$ 1
Proceeds from issuing shares			$ 30
Interest of others in operating subsidiaries
Decrease through other distributions to owners, equity									$ 388	[1]	$ 40	[1]	$ 253
Entities with joint control or significant influence over entity
Incentive distribution rights based on percent increase in unit price									20.00%
Dividends recognised as distributions to owners									$ 142
Dividends paid									$ 95
Dividends recognised as distributions to owners per share (in dollars per share)									$ 31.19		$ 25.00
Volume weighted average share price threshold									$ 31.19

[1]	See Note 19 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.
[2]	For the periods subsequent to June 20, 2016.